Lease Liabilities - Detailed Information About In Maturity Lease Payments (Detail) $ in Millions	Dec. 31, 2023 CAD ($)
Statement [Line Items]
Undiscounted Finance lease payments to be paid	$ 12.3
2024 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	1.9
2025 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	2.0
2026 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	1.6
2027 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	1.3
2028 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.7
Thereafter [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	4.8
Vehicles [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	3.5
Vehicles [member] | 2024 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	1.8
Vehicles [member] | 2025 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	1.3
Vehicles [member] | 2026 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.4
Vehicles [member] | 2027 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.0
Vehicles [member] | 2028 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.0
Vehicles [member] | Thereafter [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.0
Office [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	3.5
Office [member] | 2024 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.0
Office [member] | 2025 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.6
Office [member] | 2026 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	1.1
Office [member] | 2027 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	1.2
Office [member] | 2028 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.6
Office [member] | Thereafter [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.0
Surface [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	5.3
Surface [member] | 2024 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.1
Surface [member] | 2025 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.1
Surface [member] | 2026 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.1
Surface [member] | 2027 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.1
Surface [member] | 2028 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.1
Surface [member] | Thereafter [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	$ 4.8